Derivatives and hedging activities (Details 5) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Credit Derivatives [Line Items]
Credit protection sold	SFr 378.3	SFr 586.0
Credit protection purchased	356.0	564.9
Other protection purchased	80.4	114.5
Other instruments	17.2	22.1
Total credit derivatives	831.9	1,287.5
Bank
Credit Derivatives [Line Items]
Credit protection sold	378.3	586.0
Credit protection purchased	356.0	564.9
Other protection purchased	80.4	114.5
Other instruments	17.2	22.1
Total credit derivatives	SFr 831.9	SFr 1,287.5